SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Deferred offering costs		$ 222,497		$ 274,647
Stock-based compensation		1,144,182	348,559
Restricted stock awards	$ 30,000	$ 102,000	$ 30,000
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		219,643	123,215